Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
General and administrative expenses	$ 4,333,465	$ 1,328,035
Contingent Consideration	(1,299,000)
Research and development expenses	82,662	97,242
Total Operating (income) loss	3,117,127	1,425,277
Provision for income taxes
Net income (net loss)	(3,117,127)	(1,425,277)
Net income (loss) attributable to noncontrolling interest	(2,542,666)
Net income (loss) attributable to Verde Clean Fuels, Inc.	$ (574,461)	$ (1,425,277)
Class A Common Stock
Earnings per share
Weighted average Class A common stock outstanding, basic (in Shares)	6,124,245
Loss per Share of Class A common stock (in Dollars per share)	$ (0.09)
Previously Reported
Provision for income taxes			$ (431,632)
Net income (net loss)			(3,698,144)	(474,585)
Earnings per share
Formation and operating costs			5,715,022	456,765
Loss from operations			(5,715,022)	(456,765)
Other income (expense):
Interest earned on marketable securities held in Trust Account			2,455,873	4,680
Interest expense on promissory note – related party			(7,363)
Unrealized loss on fair value changes of over-allotment option liability				(22,500)
Total other income (expense), net			2,448,510	(17,820)
Loss before provision for income taxes			$ (3,266,512)	$ (474,585)
Common Stock Subject to Redemption | Previously Reported
Earnings per share
Weighted average Class A common stock outstanding, basic (in Shares)			17,250,000	6,462,329
Loss per Share of Class A common stock (in Dollars per share)			$ (0.17)	$ (0.05)
Non-Redeemable Common Stock | Previously Reported
Earnings per share
Weighted average Class A common stock outstanding, basic (in Shares)			4,502,250	4,029,134
Loss per Share of Class A common stock (in Dollars per share)			$ (0.17)	$ (0.05)